Commitments (Details Textual) (USD $)	1 Months Ended					12 Months Ended									2 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended		12 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2010	Oct. 31, 2008	Dec. 31, 2007	Dec. 31, 2011	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Sep. 30, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012	Mar. 27, 2007 Co-Founder [Member]	Feb. 28, 2009 Employment Agreement [Member]	Oct. 12, 2009 Employment Agreement [Member]	Dec. 31, 2011 Employment Agreement [Member] Employees [Member]	Oct. 31, 2011 Employment Agreement [Member] Chief Financial Officer [Member]	Oct. 27, 2011 Employment Agreement [Member] Chief Financial Officer [Member]	Oct. 31, 2011 Employment Agreement [Member] Co-Founder [Member]	Jan. 31, 2010 Employment Agreement [Member] Co-Founder [Member]	Feb. 28, 2009 Employment Agreement [Member] Co-Founder [Member]	Oct. 31, 2008 Employment Agreement [Member] Co-Founder [Member]	Dec. 31, 2007 Employment Agreement [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Co-Founder [Member]	Dec. 01, 2007 Employment Agreement [Member] Co-Founder [Member]	Oct. 31, 2011 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2006 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2010 Employment Agreement [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2011 [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2011 [Member] President and Chief Executive Officer [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2012 [Member] Co-Founder [Member]	Dec. 31, 2011 Employment Agreement [Member] Effective February 1, 2012 [Member] President and Chief Executive Officer [Member]
Commitments (Textual)
Employment agreements expiration date																	Jun. 30, 2013							Dec. 01, 2008				Dec. 01, 2007
Commitment of salaries and bonuses under agreement																	$ 720,417				$ 160,000
Agreement Period																		2 years						1 year
Employment agreement renewed period																		1 year										1 year
Common stock purchase due to issuance of stock option																			600,000							3,000,000
Exercise price of shares						$ 0.65				$ 1.11				$ 0.08					$ 0.65
Annual base salary of officer under agreement																		250,000												210,000
Annual bonus of officer under agreement																		100,000							150,000				200,000	200,000
Description if the officer terminated by the Company prior to a change in control or within one year																		If the CFO is terminated by the Company prior to a change in control or within one year following a change in control, the CFO shall receive the following: 1) If the termination occurs after the first 30 days of employment but before six months of employment, an amount equal to one month of base salary. 2) If the termination occurs on or after six months of employment but before 12 months of employment, an amount equal to three months of base salary. 3) If the termination occurs on or after 12 months of employment, an amount equal to six months of base salary.
Transportation allowance per month																		300				750
Cellular telephone allowance per month																		150
Number of shares authorized as compensation							11,500	13,000	15,000	7,500,000	150,000	35,000	170,000			30,000
Fair value of shares authorized as compensation																3,500
Maximum shares of common stock issued by company in various increments over the two years															300,000
Shares issued by company under employment agreement					300,000																			300,000
Number of shares to be issued under agreement upon cancellation which previously issued and expensed on December 1, 2007			300,000																		300,000
Term of base compensation					Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.																			Minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.
Maximum amount of signing bonus and health benefits					50,000																			50,000
Common stock shares issued	600,000	37,500		750,000																600,000			750,000				4,250,000
Fair value of issued common stock	378,000			50,000		88,125														378,000			50,000				2,762,500
Increased annual salary under agreement																															$ 190,000	$ 250,000	$ 225,000	$ 285,000